Amounts Receivable and Prepaid Expenses (Details) - Schedule of Receivable and Prepaid Expenses - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Receivable And Prepaid Expenses Abstract
HST	$ 2,436	$ 4,247
Prepaid expenses and other receivables	7,760	3,973
Total	$ 10,196	$ 8,220